DEWEY BALLANTINE LLP
1301 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10019-6092
TEL 212 259-8000 FAX 212 259-6333
AILEEN C. MEEHAN
212 259 6910
ameehan@deweyballantine.com
March 10, 2006
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street/100 F Street
Washington, DC 20549-1004

Re:	Darwin Professional Underwriters, Inc. — Registration Statement on Form S-1
Dear Sir or Madam:
On behalf of Darwin Professional Underwriters, Inc. (the “Company”), we transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to Regulation S-T promulgated thereunder, the Company’s Registration Statement on Form S-1 for the initial public offering of shares of the Company’s Common Stock (the “Registration Statement”), together with copies of the exhibits being filed at this time. Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years.
Pursuant to Rule 13(c) of Regulation S-T, a filing fee of $9,095.00 was wired to the account of the Securities and Exchange Commission (the “SEC”) on March 10, 2006.
The Company may request acceleration of the effective date of the Registration Statement orally in accordance with Rule 461(a) under the Securities Act, and has authorized us to confirm to you that the Company is aware of its obligations under the Securities Act.
In your review of the Registration Statement, please note that the historical consolidated financial statements of the Company and its subsidiaries reflect a reorganization of the Company effected by the Company’s parent, Alleghany Corporation, in anticipation of the Registration Statement. The reorganization involved a series of transactions between entities under common control. As a result, the historical consolidated financial statements give retroactive effect to these transactions in a manner similar to a pooling of interests (consistent with the guidance in Appendix D of Statement of Financial Accounting Standards No. 141). This presentation is meaningful to investors as it presents the results

Securities and Exchange Commission
March 10, 2006

of all of the business that the Company and its subsidiaries have produced and managed, pursuant to intercompany agreements with its affiliates, since its inception on March 3, 2003.
In addition to this electronic filing provided herewith, five paper copies of the Registration Statement will follow for delivery by courier.
Please direct any questions or comments regarding this filing to the undersigned at (212) 259-6910 or Margaret Lam at (212) 259-6244.

Very truly yours, DEWEY BALLANTINE LLP
/s/ Aileen C. Meehan
Aileen C. Meehan

Enclosures